Financial risk and capital management - Undiscounted contractual cash flows (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	$ 49,442	$ 52,202
Lease liabilities	3,776	3,835
Derivative financial liabilities	3,253	4,211
Year 1 [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	20,209	20,172
Lease liabilities	1,369	1,325
Derivative financial liabilities	857	1,065
Year 2 and 3 [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	6,035	6,292
Lease liabilities	1,434	1,421
Derivative financial liabilities	636	752
Year 4 and 5 [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	5,601	5,785
Lease liabilities	496	504
Derivative financial liabilities	404	486
Year 6 to 10 [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	6,846	8,749
Lease liabilities	405	465
Derivative financial liabilities	1,016	1,202
After 10 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	10,751	11,204
Lease liabilities	72	120
Derivative financial liabilities	$ 340	$ 706